UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

On June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser of the Registrant, and Maria F. Dwyer and Tracy Atkinson became the chief executive officer and the chief financial officer, respectively, of the Registrant. During the semi-annual period ended May 31, 2007, Columbia Management Advisors, LLC (“Columbia”) served as investment adviser to the Registrant, during which representatives of Columbia served as chief executive officer and chief financial officer of the Registrant.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS® High Income Municipal Trust

(Formerly Colonial High Income Municipal Trust)

Semiannual report

5/31/07

CXE-SEM

Letter from the MFS CEO

Dear Shareholders:

Welcome to MFS®. The shareholders of your fund approved MFS Investment Management® as the fund’s new investment advisor, effective at the close of business on June 29, 2007. In connection with the appointment of MFS, the name of your fund changed to MFS® High Income Municipal Trust. The enclosed semiannual report contains information for the period ended May 31, 2007. Because this is prior to the name change, the fund is referred to in the report by its old name. Also, unless otherwise noted, the report refers to the fund’s management, investments, policies and procedures, and other characteristics as they existed prior to June 29, 2007, when MFS assumed administrative, financial reporting, compliance, and other responsibilities for the fund. Your fund’s investment objectives and principal investment strategies will remain the same; however, the fund will be managed by a new portfolio management team. The fund’s new portfolio managers are Geoffrey L. Schechter, who has been employed in the investment management area of MFS since 1993, and Gary A. Lasman, who has been employed in the investment management area of MFS since 2002. Prior to 2002, Mr. Lasman was employed as a Senior Municipal Analyst for the Liberty Funds Group.

I want to thank you for trusting us to manage your money and would like to take this opportunity to introduce you to our management approach.

At MFS we have a long tradition of investment management. For more than 80 years we have applied a consistent, bottom-up, research-driven method to security selection with a top-down approach to risk management.

In 1932 MFS became one of the first investment management firms in the United States to establish its own in-house research department. Today, this department has evolved into a global research team providing on-the-ground coverage in the more than 60 countries where our portfolios invest. Our team approach extends across asset classes and contributes to our culture of collaboration, which has been crucial in supporting the free and open exchange of ideas while ensuring the highest standards of accountability.

When working with MFS, you can count on us to continue to provide securities analysis that is research driven, globally integrated, and disciplined.

We look forward to helping you reach your investing goals.

Respectfully,

Robert J. Manning

Chief Executive Officer, President, and Chief Investment Officer

MFS Investment Management

July 12, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Investment Portfolio – Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds – 152.3%

		Par ($)	Value ($)
Education – 4.1%
Education – 2.2%
CA Educational Facilities Authority	Loyola Marymount University, Series 2001,
	Insured: MBIA (a) 10/01/19	2,025,000	1,185,293

MI Conner Creek Academy East	Series 2007, 5.250% 11/01/36	1,170,000	1,159,552

MI Southfield Economic Development Corp.	Lawrence University, Series 1998 A,
	5.400% 02/01/18	1,000,000	1,015,010

PA Higher Education Facilities Authority	Philadelphia University, Series 2004 A,
	5.125% 06/01/25	600,000	613,266

WV University	Series 2000 A, Insured: AMBAC
	(a) 04/01/19	1,000,000	598,870

	Education Total		4,571,991

Prep School – 1.9%
CA Statewide Communities Development Authority	Crossroads School for Arts & Sciences, Series 1998,
	6.000% 08/01/28(b)	1,230,000	1,270,356

IL Finance Authority	Chicago Charter School Foundation, Series 2007,
	5.000% 12/01/26	1,000,000	1,021,240

MA Industrial Finance Agency	Cambridge Friends School, Series 1998,
	5.800% 09/01/28	1,000,000	1,008,690

MI Summit Academy North	Series 2005,
	5.500% 11/01/35	500,000	503,315

	Prep School Total		3,803,601

Education Total			8,375,592

Health Care – 46.7%
Continuing Care Retirement – 20.6%
AZ Health Facilities Authority	Beatitudes Campus Project, Series 2007,
	5.200% 10/01/37	1,250,000	1,248,012

CA La Verne	Brethren Hillcrest Homes, Series 2003 B,
	6.625% 02/15/25	690,000	750,561

CO Health Facilities Authority	Christian Living Communities Project, Series 2006 A,
	5.750% 01/01/26	600,000	626,682
	Covenant Retirement Communities, Inc.,
	Series 2005, 5.000% 12/01/35	1,400,000	1,407,700

CT Development Authority	Elim Park Baptist Home, Inc., Series 2003,
	5.850% 12/01/33	660,000	700,788

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
FL Lee County Industrial Development Authority	Shell Point Village, Series 2007,
	5.000% 11/15/29	925,000	924,981

FL St. John’s County Industrial Development Authority	Glenmoor at St. John’s, Inc., Series 2006 A:
	5.250% 01/01/26	500,000	504,735
	5.375% 01/01/40	250,000	253,735
	Ponte Vedra, Inc., Series 2007,
	5.000% 02/15/27	400,000	403,648

GA Fulton County	Canterbury Court Project, Series 2004 A,
	6.125% 02/15/34	750,000	785,235
	Lenbrook Project, Series 2006 A:
	5.000% 07/01/29	1,000,000	990,730
	5.125% 07/01/42	1,000,000	992,710

GA Savannah Economic Development Authority	Marshes of Skidaway, Series 2003 A,
	7.400% 01/01/34	465,000	490,082

IA Finance Authority	Deerfield Retirement Community, Inc., Series 2007 A,
	5.500% 11/15/27	300,000	305,478

IL Finance Authority	Lutheran Senior Services, Series 2006,
	5.125% 02/01/26	1,250,000	1,293,762
	Washington & Jane Smith Community:
	Series 2003 A, 7.000% 11/15/32	725,000	785,349
	Series 2005 A, 6.250% 11/15/35	1,250,000	1,316,912

IN Health & Educational Facilities Financing Authority	Baptist Homes of Indiana, Inc., Series 2005,
	5.250% 11/15/35	1,000,000	1,030,250

MA Boston Industrial Development Financing Authority	Springhouse, Inc., Series 1998,
	5.875% 07/01/20	255,000	259,674

MA Development Finance Agency	Loomis House, Inc.:
	Series 1999 A, 5.625% 07/01/15	400,000	406,896
	Series 2002 A, 6.900% 03/01/32	100,000	109,206

MD Baltimore County	Oak Crest Village, Inc., Series 2007A,
	5.000% 01/01/27	500,000	507,590

MD Health & Higher Educational Facilities Authority	King Farm Presbyterian Community, Series 2007 A,
	5.250% 01/01/27	450,000	458,802

MD Howard County	Columbia Vantage House Corp., Series 2007 A,
	5.250% 04/01/33	250,000	253,720

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)

MD Westminster Economic Development Authority	Carroll Lutheran Village, Inc., Series 2004 A:
	5.875% 05/01/21	500,000	515,835
	6.250% 05/01/34	250,000	262,628

MI Kentwood Economic Development Corp.	Holland Home, Series 2006 A,
	5.375% 11/15/36	1,000,000	1,017,400

MI Meridian Economic Development Corp.	Burcham Hills Retirement Center II, Series 2007 A-1,
	5.250% 07/01/26	300,000	300,039

MT Facility Finance Authority	St. John’s Lutheran Ministries, Inc., Series 2006 A,
	6.125% 05/15/36	500,000	520,140

NC Medical Care Commission	United Methodist Retirement Homes, Inc., Series 2005 C,
	5.500% 10/01/32	600,000	614,022

NH Higher Educational & Health Facilities Authority	Rivermead at Peterborough, Series 1998:
	5.625% 07/01/18	500,000	508,065
	5.750% 07/01/28	500,000	505,715
NJ Economic Development Authority	Lions Gate, Series 2005 A:
	5.750% 01/01/25	205,000	211,974
	5.875% 01/01/37	830,000	857,166
	Lutheran Social Ministries, Series 2005,
	5.100% 06/01/27	500,000	502,365
	Marcus L. Ward Home, Series 2004,
	5.750% 11/01/24	750,000	799,282
	Seabrook Village, Inc., Series 2006,
	5.250% 11/15/26	1,300,000	1,321,346

OR Multnomah County Hospital Facilities Authority	Terwilliger Plaza, Series 2006 A,
	5.250% 12/01/36	350,000	355,145

PA Bucks County Industrial Development Authority	Ann’s Choice, Inc., Series 2005 A,
	6.125% 01/01/25	1,000,000	1,056,010

PA Delaware County Authority	Dunwoody Village, Series 2003 A,
	5.375% 04/01/17	600,000	631,284

PA Montgomery County Industrial Development Authority	Whitemarsh Continuing Care Retirement Community,
	Series 2005: 6.125% 02/01/28	250,000	263,785
	6.250% 02/01/35	750,000	790,440

SC Jobs Economic Development Authority	Wesley Commons, Series 2006:
	5.125% 10/01/26	600,000	602,382
	5.300% 10/01/36	300,000	302,832

TN Johnson City Health & Educational Facilities Authority	Appalachian Christian Village, Series 2004 A,
	6.250% 02/15/32	250,000	261,353

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)

TN Metropolitan Government Nashville & Davidson County	Blakeford at Green Hills, Series 1998,
	5.650% 07/01/24	600,000	603,996

TN Shelby County Health Educational & Housing Facilities Board	Germantown Village, Series 2003 A,
	7.250% 12/01/34	450,000	459,063
	Trezevant Manor, Series 2006 A:
	5.625% 09/01/26	1,000,000	1,017,560
	5.750% 09/01/37	350,000	357,000

TX Abilene Health Facilities Development Corp.	Sears Methodist Retirement Center:
	Series 1998 A, 5.900% 11/15/25	1,000,000	1,010,490
	Series 2003 A, 7.000% 11/15/33	500,000	539,510

TX Health Facilities Development Corp. of Central Texas, Inc.	Legacy at Willow Bend, Series 2006 A,
	5.750% 11/01/36	800,000	825,152
	Village at Gleannloch Farms, Series 2006 A,
	5.500% 02/15/27	750,000	768,623

TX Houston Health Facilities Development Corp.	Buckingham Senior Living Community, Inc.,
	Series 2004 A, 7.125% 02/15/34	500,000	551,070

TX Tarrant County Cultural Education Facilities	Northwest Senior Housing-Edgemere, Series 2006 A,
	6.000% 11/15/36	750,000	794,303

VA Fairfax County Economic Development Authority	Goodwin House Inc., Series 2007,
	5.125% 10/01/37	1,000,000	1,015,570

VA Suffolk Industrial Development Authority	Lake Prince Center, Series 2006,
	5.300% 09/01/31	500,000	506,775

VA Virginia Beach Development Authority	Westminster-Canterbury of Hampton, Series 2005:
	5.250% 11/01/26	250,000	255,785
	5.375% 11/01/32	300,000	307,401

VA Winchester Industrial Development Authority	Westminster-Canterbury, Series 2005 A,
	5.300% 01/01/35	750,000	761,648

WI Health & Educational Facilities Authority	Clement Manor, Series 1998,
	5.750% 08/15/24	1,300,000	1,317,251
	Eastcastle Place, Inc., Series 2004,
	6.125% 12/01/34	350,000	356,370
	Milwaukee Catholic Home, Series 2006,
	5.000% 07/01/26	500,000	508,010
	Three Pillars Senior Living Communities,
	Series 2003, 5.750% 08/15/26	500,000	525,190

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
	United Lutheran Program for the Aging,
	Series 1998, 5.700% 03/01/28	1,000,000	1,008,970

	Continuing Care Retirement Total		42,496,183

Health Services – 1.7%
CO Health Facilities Authority	National Jewish Medical & Research Center:
	Series 1998 B, 5.375% 01/01/29	750,000	755,528
	Series 1998, 5.375% 01/01/23	330,000	332,115

MA Development Finance Agency	Boston Biomedical Research Institute, Series 1999:
	5.650% 02/01/19	200,000	207,230
	5.750% 02/01/29	450,000	464,949

MA Health & Educational Facilities Authority	Civic Investments, Inc., Series 2002 A,
	9.000% 12/15/15	1,000,000	1,206,680

MN Minneapolis & St. Paul Housing & Redevelopment Authority	Healthpartners, Series 2003,
	6.000% 12/01/21	500,000	538,365

	Health Services Total		3,504,867

Hospitals – 16.6%
AR Conway Health Facilities Board	Conway Regional Medical Center: Series 1999 A, 6.400% 08/01/29	425,000	449,306
	Series 1999 B, 6.400% 08/01/29	1,000,000	1,057,190

CA Turlock	Emanuel Medical Center, Inc., Series 2004, 5.375% 10/15/34	1,500,000	1,551,045

CO Health Facilities Authority	Vail Valley Medical Center, Series 2004, 5.000% 01/15/20	750,000	762,315

FL South Lake County Hospital District	South Lake Hospital, Inc., Series 2003, 6.375% 10/01/34	500,000	546,810

FL Tampa	H. Lee Moffitt Cancer Center, Series 1999 A, 5.750% 07/01/29	2,000,000	2,065,720

FL West Orange Health Care District	Series 2001 A, 5.650% 02/01/22	525,000	547,670

IL Health Facilities Authority	Thorek Hospital & Medical Center, Series 1998,
	5.250% 08/15/18	600,000	606,468

IL Southwestern Development Authority	Anderson Hospital:
	Series 1999, 5.500% 08/15/20	225,000	230,459
	Series 2006, 5.125% 08/15/36	1,000,000	1,014,050

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)

IN Health & Educational Facility Financing Authority	Schneck Memorial, Series 2006 A,
	5.250% 02/15/36	500,000	515,100

IN Health Facility Financing Authority	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A, 6.000% 03/01/34	575,000	613,370

KS Salina Hospital Revenue	Salina Regional Health Center, Inc., Series 2005 A,
	4.625% 10/01/31	600,000	575,424

KS University Hospital Authority	Series 2006:
	4.500% 09/01/32	500,000	477,445
	5.000% 09/01/36	1,000,000	1,013,980

LA Public Facilities Authority	Touro Infirmary, Series 1999 A,
	5.625% 08/15/29	450,000	460,872

MA Health & Educational Facilities Authority	Jordan Hospital, Series 2003 E,
	6.750% 10/01/33	500,000	547,240

MD Health & Higher Educational Facilities Authority	Adventist Health Care, Series 2003 A:
	5.000% 01/01/16 5.750% 01/01/25	400,000 600,000	406,484 634,596

MI Dickinson County	Dickinson County Health Care System,
	Series 1999, 5.700% 11/01/18	750,000	768,465

MI Hospital Finance Authority	Garden City Hospital, Series 2007,
	5.000% 08/15/38	750,000	730,297

MN St. Paul Housing & Redevelopment Authority	HealthEast, Inc., Series 2001 A,
	5.700% 11/01/15	1,000,000	1,024,900

MN Washington County Housing & Redevelopment Authority	HealthEast, Inc., Series 1998,
	5.250% 11/15/12	1,300,000	1,329,497

MO Cape Girardeau County Industrial Development Authority	Southeast Missouri Hospital Association,
	Series 2003, 5.000% 06/01/27	950,000	962,692

MO Saline County Industrial Development Authority	John Fitzgibbon Memorial Hospital, Series 2005,
	5.625% 12/01/35	1,250,000	1,261,912

NC Medical Care Commission	Stanly Memorial Hospital, Series 1999,
	6.375% 10/01/29	1,915,000	2,015,154

NH Higher Educational & Health Facilities Authority	Catholic Medical Center, Series 2002 A,
	6.125% 07/01/32	50,000	53,663

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
	Littleton Hospital Association, Inc.:
	Series 1998 A, 6.000% 05/01/28	625,000	640,319
	Series 1998 B, 5.900% 05/01/28	780,000	797,035
	The Memorial Hospital at North Conway,
	Series 2006, 5.250% 06/01/36	800,000	817,264

NY Dormitory Authority	Mount Sinai Hospital:
	Series 2000 C, 5.500% 07/01/26	850,000	860,557
	Series 2000, 5.500% 07/01/26	400,000	406,072

OH Highland County Joint Township	Series 1999, 6.750% 12/01/29	905,000	942,159

OH Lakewood Hospital Improvement District	Lakewood Hospital Association, Series 2003,
	5.500% 02/15/14	600,000	634,182

OH Miami County Hospital Facilities Authority	Upper Valley Medical Center, Inc., Series 2006,
	5.250% 05/15/18	450,000	470,925

OH Sandusky County	Memorial Hospital, Series 1998,
	5.150% 01/01/10	250,000	250,528

SC Jobs Economic Development Authority	Bon Secours-St. Francis Medical Center,
	Series 2002, 5.500% 11/15/23	1,750,000	1,822,625

SC Lexington County Health Services	Lexington Medical Center, Series 2003,
	5.500% 11/01/23	750,000	785,835

SD Health & Educational Facilities Authority	Sioux Valley Hospital & Health System,
	Series 2004 A, 5.250% 11/01/34	800,000	833,352

VT Educational & Health Buildings Finance Agency	Brattleboro Memorial Hospital, Series 1998,
	5.375% 03/01/28	1,075,000	1,076,311

WI Health & Educational Facilities Authority	Aurora Health Care, Inc., Series 2003,
	6.400% 04/15/33	525,000	577,474
	Fort HealthCare, Inc., Series 2004,
	5.750% 05/01/29	1,000,000	1,077,240

	Hospitals Total		34,214,002

Intermediate Care Facilities – 0.6%
IL Development Finance Authority	Hoosier Care, Inc., Series 1999 A,
	7.125% 06/01/34	1,170,000	1,202,737

IN Health Facilities Financing Authority	Hoosier Care, Inc., Series 1999 A,
	7.125% 06/01/34	150,000	154,197

	Intermediate Care Facilities Total		1,356,934

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Nursing Homes – 7.2%
AK Juneau	St. Ann’s Care Center, Inc., Series 1999,
	6.875% 12/01/25	1,180,000	1,176,932

CO Health Facilities Authority	American Housing Foundation I, Inc., Series 2003 A,
	8.500% 12/01/31	455,000	481,258
	Evangelical Lutheran Good Samaritan Foundation,
	Series 2005, 5.000% 06/01/35	375,000	377,974

Greystone Midwest Junior Lien	7.148% 08/01/36(c)	1,032,236	925,792

IA Finance Authority	Care Initiatives, Series 1998 B:
	5.750% 07/01/18	550,000	566,649
	5.750% 07/01/28	1,475,000	1,509,028

IA Marion	Health Care Facilities Revenue, Series 2003,
	6.500% 01/01/29(d) (8.000% 01/01/09)	575,000	645,972

MA Development Finance Agency	AHF/Woodlawn Manor, Inc.:
	Series 2000 A, 7.750% 12/01/27(e)	1,509,135	603,654
	Series 2000 B, 10.250% 06/01/27(c)(e)	475,907	14,277
	Alliance Health Care Facilities, Series 1999 A,
	7.100% 07/01/32	1,250,000	1,275,475

MN Sartell	Foundation for Health Care, Series 1999 A,
	6.625% 09/01/29	1,145,000	1,177,713

NJ Economic Development Authority	Hebrew Old Age Center, Series 2006,
	5.375% 11/01/36	500,000	507,135

NY Amherst Industrial Development Agency	Beechwood Health Care Center, Series 2007,
	5.200% 01/01/40	500,000	500,840

PA Chester County Industrial Development Authority	Pennsylvania Nursing Home, Series 2002,
	8.500% 05/01/32	1,545,000	1,613,289

PA Washington County Industrial Development Authority	AHF Project, Series 2003,
	7.750% 01/01/29	1,210,000	1,359,266

TN Metropolitan Government Nashville & Davidson County Health & Education Board	AHF Project, Series 2003, 7.750% 01/01/29	1,140,000	1,280,630

WI Health & Educational Facilities Authority	Series 2003 A, 8.500% 11/01/33	900,000	907,857

	Nursing Homes Total		14,923,741

Health Care Total			96,495,727

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing – 15.0%
Assisted Living/Senior – 3.9%
DE Kent County	Heritage at Dover, Series 1999, AMT,
	7.625% 01/01/30	1,615,000	1,576,708

GA Columbus Housing Authority	The Gardens at Calvary Project, Series 1999,
	7.000% 11/15/19	470,000	464,604

GA Jefferson Development Authority	Sumner Smith Facility, Series 2007 A, AMT,
	5.875% 08/01/38	750,000	748,335

MN Rochester	Madonna Meadows, Series 2007 A, 5.300% 04/01/37	750,000	744,383

MN Roseville	Care Institute, Inc., Series 1993, 7.750% 11/01/23	1,740,000	1,540,248

NC Medical Care Commission	DePaul Community Facilities, Inc., Series 1999, 7.625% 11/01/29	1,500,000	1,565,340

NY Huntington Housing Authority	Gurwin Jewish Senior Center, Series 1999 A: 5.875% 05/01/19 6.000% 05/01/29	700,000 775,000	720,202 799,374

	Assisted Living/Senior Total		8,159,194

Multi-Family – 8.1%
DC Housing Finance Agency	Henson Ridge, Series 2004 E, AMT, Insured: FHA 5.100% 06/01/37	1,000,000	1,013,290

DE Wilmington	Electra Arms Senior Association, Series 1998, AMT, 6.250% 06/01/28	890,000	879,747

FL Broward County Housing Finance Authority	Chaves Lake Apartments Ltd., Series 2000 A, AMT, 7.500% 07/01/40	750,000	792,735

FL Capital Trust Agency	Atlantic Housing Foundation, Inc., Series 2005 C, 5.875% 01/01/28	775,000	806,674

FL Clay County Housing Finance Authority	Breckenridge Commons Ltd., Series 2000 A, AMT, 7.450% 07/01/40	720,000	757,130

MA Housing Finance Agency	Series 2005 E, AMT, 5.000% 12/01/28	500,000	507,810

MN Minneapolis Student Housing	Riverton Community Housing, Inc., Series 2006 A, 5.700% 08/01/40	750,000	754,575

MN Washington County Housing & Redevelopment Authority	Cottages of Aspen, Series 1992, AMT, 9.250% 06/01/22	930,000	931,600

MN White Bear Lake	Birch Lake Townhomes: Series 1989 A, AMT, 10.250% 07/15/19	2,200,000	2,086,700
	Series 1989 B, AMT, (a) 07/15/19	687,000	206,203

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Multi-Family (continued)

NC Durham Housing Authority	Magnolia Pointe Apartments, Series 2005, AMT, 5.650% 02/01/38	1,500,000	1,486,470

NC Medical Care Commission	ARC Project, Series 2004 A, 5.800% 10/01/34	750,000	805,958

NM Mortgage Finance Authority	Series 2005 E, AMT, Insured: FHA
	4.800% 09/01/40	1,250,000	1,213,525

NY New York City Housing Development Corp.	Series 2005 F-1, 4.650% 11/01/25	1,000,000	1,011,080

OH Montgomery County	Heartland of Centerville LLC, Series 2005, AMT, Insured: FHLMC
	4.950% 11/01/35	500,000	503,675

Resolution Trust Corp.	Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16(f)	546,075	541,526

TX Department of Housing & Community Affairs	Pebble Brooks Apartments, Series 1998, AMT, Guarantor: FNMA 5.500% 12/01/18	1,000,000	1,027,560

TX El Paso County Housing Finance Corp.	American Village Communities: Series 2000 C, 8.000% 12/01/32	370,000	381,059
	Series 2000 D, 10.000% 12/01/32	400,000	419,092

WA Seattle Housing Authority	High Rise Rehabilitation Phase I LP, Series 2005, AMT, Insured: FSA 5.000% 11/01/25	500,000	503,735

	Multi-Family Total		16,630,144

Single-Family – 3.0%
MA Housing Finance Agency	Series 2005 B,
	5.000% 06/01/30	500,000	510,355

MN Minneapolis St. Paul Housing Finance Board	Series 2006, AMT, Guarantor: GNMA
	5.000% 12/01/38	994,763	998,165

ND Housing Finance Agency	Series 2006 A, AMT,
	4.850% 07/01/21	1,240,000	1,250,354

OK Housing Finance Agency	Series 2006 C, AMT, Guarantor: GNMA
	5.000% 09/01/26	1,420,000	1,431,346

PA Pittsburgh Urban Redevelopment Authority	Series 2006 C, Guarantor: GNMA
	4.800% 04/01/28	2,000,000	1,994,660

	Single-Family Total		6,184,880

Housing Total			30,974,218

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials – 7.6%
Chemicals – 0.3%
TX Brazos River Harbor Navigation District	Dow Chemical Co., Series 2002 B-2,
	4.950% 05/15/33	600,000	603,756

	Chemicals Total		603,756

Food Products – 1.1%
GA Cartersville Development Authority	Anheuser Busch Companies, Inc., Series 2002, AMT,
	5.950% 02/01/32	1,000,000	1,069,730

MI Strategic Fund	Imperial Holly Corp., Series 1998 A,
	6.250% 11/01/15	1,250,000	1,285,312

	Food Products Total		2,355,042

Forest Products & Paper – 2.8%
AL Camden Industrial Development Board	Weyerhaeuser Co., Series 2003 B, AMT,
	6.375% 12/01/24	550,000	600,606

AL Courtland Industrial Development Board	International Paper Co., Series 2003 B, AMT,
	6.250% 08/01/25	1,000,000	1,079,290

AL Phenix City Industrial Development Board	Meadwestvaco Corp., Series 2002 A, AMT,
	6.350% 05/15/35	550,000	586,861

AR Camden Environmental Improvement Authority	International Paper Co., Series 2004 A, AMT,
	5.000% 11/01/18	250,000	254,170

GA Rockdale County Development Authority	Visy Paper, Inc., Series 1993, AMT,
	7.500% 01/01/26	1,800,000	1,801,206

MS Lowndes County	Weyerhaeuser Co., Series 1992 B,
	6.700% 04/01/22	850,000	1,020,909

VA Bedford County Industrial Development Authority	Nekoosa Packaging Corp., Series 1998, AMT,
	5.600% 12/01/25	400,000	403,892

	Forest Products & Paper Total		5,746,934

Manufacturing – 0.8%
IL Will-Kankakee Regional Development Authority	Flanders Corp., Series 1997, AMT,
	6.500% 12/15/17	695,000	705,661

MS Business Finance Corp.	Northrop Grumman Ship Systems, Inc.,
	Series 2006, 4.550% 12/01/28	1,000,000	984,630

	Manufacturing Total		1,690,291

Metals & Mining – 0.6%
NV Department of Business & Industry	Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT,
	8.000% 09/01/14(f)	770,000	798,837

VA Greensville County Industrial Development Authority	Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT,
	7.000% 04/01/14	385,000	384,742

	Metals & Mining Total		1,183,579

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials (continued)
Oil & Gas – 1.2%
NJ Middlesex County Pollution Control Authority	Amerada Hess Corp., Series 2004,
	6.050% 09/15/34	285,000	307,213

TX Gulf Coast Industrial Development Authority	Citgo Petroleum, Series 1998, AMT,
	8.000% 04/01/28	500,000	567,595

VI Virgin Islands Public Finance Authority	Hovensa LLC:
	Series 2003, AMT, 6.125% 07/01/22	525,000	572,187
	Series 2004, AMT, 5.875% 07/01/22	600,000	647,652

VI Virgin Islands	Hovensa LLC, Series 2002, AMT,
	6.500% 07/01/21	375,000	419,989

	Oil & Gas Total		2,514,636

Other Industrial Development Bonds – 0.8%
NJ Economic Development Authority	GMT Realty LLC, Series 2006 B, AMT,
	6.875% 01/01/37	1,500,000	1,627,650

	Other Industrial Development Bonds Total		1,627,650

Industrials Total			15,721,888

Other – 23.7%
Other – 0.3%
PR Commonwealth of Puerto Rico Government Development Bank	Series 2006 B,
	5.000% 12/01/15	700,000	739,277

	Other Total		739,277

Pool/Bond Bank – 0.8%
MI Municipal Bond Authority	Series 2001 A, Insured: AMBAC
	5.375% 11/01/17	750,000	794,775

OH Cleveland – Cuyahoga County Port Authority	Columbia National Group, Inc., Series 2005 D, AMT,
	5.000% 05/15/20	775,000	780,828

	Pool/Bond Bank Total		1,575,603

Refunded/Escrowed(g) – 20.1%
CA ABAG Finance Authority for Nonprofit Corps.	Eskaton Gold River Lodge, Series 1998,
	Pre-refunded 11/15/08: 6.375% 11/15/15	570,000	596,477
	6.375% 11/15/28	550,000	581,488

CA Golden State Tobacco Securitization Corp.	Series 2003 A-1, Pre-refunded 06/01/13, 6.250% 06/01/33	1,800,000	1,970,010
	Series 2003 B, Pre-refunded 06/01/13, 5.500% 06/01/43	750,000	814,485

CA Orange County Community Facilities District	Ladera Ranch, Series 1999 1, Pre-refunded 08/15/09,
	6.700% 08/15/29	500,000	541,195

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(g) (continued)

CA Statewide Communities Development Authority	Eskaton Village - Grass Valley, Series 2000,
	Pre-refunded 11/15/10, 8.250% 11/15/31	985,000	1,123,215

CO Denver City & County Airport	Series 1992 C, AMT:
	Escrowed to Maturity, 6.125% 11/15/25	2,280,000	2,712,425
	Unrefunded Balance, 6.125% 11/15/25	2,840,000	2,845,112

CO E-470 Public Highway Authority	Series 2000 B, Pre-refunded 09/01/10,
	(a) 09/01/35	8,750,000	1,176,000

CO Health Facilities Authority	Volunteers of America Care Facilities,
	Series 1998 A: Escrowed to Maturity, 5.450% 07/01/08	75,000	75,548
	Pre-refunded 07/01/08, 5.750% 07/01/20	865,000	899,799

FL Capital Projects Finance Authority	Glenridge on Palmer Ranch, Series 2002 A,
	Pre-refunded 06/01/12, 8.000% 06/01/32	750,000	884,452

FL Lee County Industrial Development Authority	Shell Point Village, Series 1999 A,
	Pre-refunded 11/15/09,
	5.500% 11/15/29	600,000	629,304

FL Orange County Health Facilities Authority	Orlando Regional Health Care System,
	Series 2002, Pre-refunded 12/01/12, 5.750% 12/01/32	200,000	217,332

GA Forsyth County Hospital Authority	Georgia Baptist Health Care System, Series 1998,
	Escrowed to Maturity, 6.000% 10/01/08	330,000	335,148

IA Finance Authority	Care Initiatives, Series 1996,
	Pre-refunded 07/01/11, 9.250% 07/01/25	935,000	1,126,544

ID Health Facilities Authority	IHC Hospitals, Inc., Series 1992,
	Escrowed to Maturity, 6.650% 02/15/21	1,750,000	2,190,685

IL Development Finance Authority	Latin School of Chicago, Series 1998,
	Pre-refunded 08/01/08, 5.650% 08/01/28	230,000	234,692

IL Health Facilities Authority	Lutheran Senior Ministries, Series 2001 A,
	Pre-refunded 08/15/11, 7.375% 08/15/31	900,000	1,024,614

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(g) (continued)
	Swedish American Hospital, Series 2000,
	Pre-refunded 05/15/10, 6.875% 11/15/30	500,000	540,720

IL University of Illinois	Series 2001 A, Pre-refunded 08/15/11,
	Insured: AMBAC 5.500% 08/15/17	685,000	727,771

KS Manhattan	Meadowlark Hills Retirement Home, Series 1999 A,
	Pre-refunded 05/15/09, 6.375% 05/15/20	650,000	687,343

MA Development Finance Agency	Western New England College, Series 2002,
	Pre-refunded 12/01/12, 6. 125% 12/01/32	300,000	334,080

MA Health & Educational Facilities Authority	Milford-Whitinsville Regional Hospital, Series 2002 D, Pre-refunded 07/15/12,
	6.350% 07/15/32	1,000,000	1,114,010

MN Robbinsdale Economic Development Authority	Series 1999 A, Pre-refunded 01/01/10, 6.875% 01/01/26	500,000	536,430

NH Health & Educational Facilities Authority	Catholic Medical Center, Series 2002 A, Pre-refunded 7/01/12,
	6.125% 07/01/32	350,000	385,903

NJ Economic Development Authority	Seabrook Village, Inc., Series 2000 A, Pre-refunded 11/15/10,
	8.250% 11/15/30	925,000	1,058,681

NJ Tobacco Settlement Financing Corp	Series 2003, Pre-refunded 06/01/13,
	6.750% 06/01/39	1,500,000	1,725,015

NM Red River Sports Facility	Red River Ski Area, Series 1998, Escrowed to Maturity,
	6.450% 06/01/07	215,000	215,000

NV Henderson	St. Rose Dominican Hospital, Series 1998 A, Pre-refunded 07/01/08:
	5.375% 07/01/26	385,000	395,268
	5.375% 07/01/26	115,000	117,684

NY Convention Center Operating Corp.	Yale Building Project, Series 2003, Escrowed to Maturity,
	(a) 06/01/08	1,700,000	1,638,205

NY Dormitory Authority	North Shore-Long Island Jewish Medical Center, Series 2003, Pre-refunded 05/01/13,
	5.500% 05/01/33	300,000	324,804

NY New York City	Series 1997 H, Pre-refunded: 08/01/07,
	6.000% 08/01/17	915,000	927,407

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(g) (continued)
PA Delaware County Authority	Mercy Health Corp., Series 1996, Escrowed to Maturity:
	6.000% 12/15/16	1,400,000	1,477,294
	6.000% 12/15/26	1,000,000	1,055,210

PA Lancaster Industrial Development Authority	Garden Spot Village, Series 2000 A, Pre-refunded 05/01/10, 7.625% 05/01/31	500,000	555,575

PR Commonwealth of Puerto Rico Public Finance Corp.	Series 2002 E, Escrowed to Maturity, 6.000% 08/01/26	155,000	190,064

TN Shelby County Health, Educational & Housing Facilities Board	Open Arms Development Centers:
	Series 1992 A, Pre-refunded 08/01/07, 9.750% 08/01/19	750,000	792,480
	Series 1992 C, Pre-refunded 08/01/07, 9.750% 08/01/19	730,000	771,347

TX Board of Regents	University of Texas, Series 2001 B,
	Escrowed to Maturity, 5.375% 08/15/18	650,000	687,466

TX Tyler Health Facilities Development Corp.	Mother Frances Hospital, Series 2001,
	Pre-refunded 07/01/12, 6.000% 07/01/31	1,000,000	1,088,260

VT Educational & Health Buildings Financing Agency	Norwich University, Series 1998,
	Pre-refunded 07/01/08, 5.500% 07/01/21	1,500,000	1,541,970

WI Health & Educational Facilities Authority	Attic Angel Obligated Group, Series 1998,
	Pre-refunded 11/17/08, 5.750% 11/15/27	1,000,000	1,044,240
	Wheaton Franciscan Services, Series 2002,
	Pre-refunded 02/15/12, 5.750% 08/15/30	600,000	651,456

WV Hospital Finance Authority	Charleston Area Medical Center, Series 2000,
	Pre-refunded 09/01/10, 6.750% 09/01/30	805,000	881,692

	Refunded/Escrowed Total		41,443,900

Tobacco – 2.5%
CA County Tobacco Securitization Agency	Series 2006,
	(a) 06/01/46	6,500,000	545,285

CA Golden State Tobacco Securitization Corp.	Series 2007 A-1, 5.750% 06/01/47	1,150,000	1,216,769

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Tobacco (continued)
CA Tobacco Securitization Authority	San Diego County Tobacco, Series 2006, (a) 06/01/46	8,520,000	814,853

NJ Tobacco Settlement Financing Corp.	Series 2007 1C,
	(a) 06/01/41	5,000,000	726,450

NY Nassau County Tobacco Settlement Corp.	Series 2006,
	(a) 06/01/60	15,000,000	551,400

NY TSASC, Inc.	Series 2006 1,
	5.125% 06/01/42	1,000,000	1,019,130

WA Tobacco Settlement Authority	Series 2002,
	6.625% 06/01/32	250,000	278,025

	Tobacco Total		5,151,912

Other Total			48,910,692

Other Revenue – 4.0%
Hotels – 1.6%
MD Economic Development Corp.	Chesapeake Bay Conference Center, Series 2006 A, 5.000% 12/01/31	1,000,000	1,002,240

NJ Middlesex County Improvement Authority	Heldrich Associates LLC:
	Series 2005 B, 6.250% 01/01/37	1,250,000	1,318,438
	Series 2005 C, 8.750% 01/01/37	900,000	910,278

	Hotels Total		3,230,956

Recreation – 2.2%
CA Agua Caliente Band Cahuilla Indians	Series 2003,
	5.600% 07/01/13(f)	1,000,000	1,041,460

CA Cabazon Band Mission Indians	Series 2004:
	8.375% 10/01/15	240,000	252,710
	8.750% 10/01/19	895,000	941,925

CT Mashantucket Western Pequot	Series 1999 B,
	(a) 09/01/16	1,000,000	625,520

CT Mohegan Tribe Gaming Authority	Series 2001,
	6.250% 01/01/31	275,000	291,000

NY Liberty Development Corp.	National Sports Museum, Series 2006 A,
	6.125% 02/15/19(g)	600,000	625,164

OR Cow Creek Band Umpqua Tribe of Indians	Series 2006 C,
	5.625% 10/01/26	800,000	812,000

	Recreation Total		4,589,779

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other Revenue (continued)
Retail – 0.2%
OH Lake County	North Madison Properties, Series 1993,
	8.819% 09/01/11	530,000	531,632

	Retail Total		531,632

Other Revenue Total			8,352,367

Resource Recovery – 2.6%
Disposal – 1.0%
CA Pollution Control Financing Authority	Republic Services, Inc., Series 2002 C, AMT,
	5.250% 06/01/23	500,000	525,125

FL Lee County Solid Waste Systems	Series 2006 A, AMT, Insured: AMBAC
	5.000% 10/01/17	600,000	632,916

UT Carbon County	Laidlaw Environmental:
	Series 1995 A, AMT, 7.500% 02/01/10	250,000	250,725
	Series 1997 A, AMT, 7.450% 07/01/17	500,000	510,995

	Disposal Total		1,919,761

Resource Recovery – 1.6%
MA Development Finance Agency	Ogden Haverhill Associates, Series 1999 A, AMT,
	6.700% 12/01/14	250,000	266,605

MA Industrial Finance Agency	Ogden Haverhill Associates, Series 1998 A, AMT:
	5.500% 12/01/13	500,000	517,120
	5.600% 12/01/19	500,000	517,085

PA Delaware County Industrial Development Authority	American REF-Fuel Co., Series 1997 A,
	6.200% 07/01/19	2,000,000	2,058,720

	Resource Recovery Total		3,359,530

Resource Recovery Total			5,279,291

Tax-Backed – 25.3%
Local Appropriated – 1.1%
CA Compton	Civic Center & Capital Improvements, Series 1997 A,
	5.500% 09/01/15	1,000,000	1,023,050

SC Dorchester County School District No. 2	Series 2004,
	5.250% 12/01/29	650,000	682,429

SC Newberry County School District	Series 2005,
	5.000% 12/01/30	500,000	512,525

	Local Appropriated Total		2,218,004

Local General Obligations – 4.4%
CA Montebello Unified School District	Series 2001, Insured: FSA:
	(a) 08/01/21	1,435,000	768,184
	(a) 08/01/23	1,505,000	730,662

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local General Obligations (continued)
CO Northwest Metropolitan District No. 3	Series 2005,
	6.250% 12/01/35	500,000	528,285

IL Chicago Board of Education	Series 1997 A, Insured: AMBAC
	5.250% 12/01/30(h)	3,000,000	3,076,440

NJ Bergen County Improvement Authority	Series 2005,
	5.000% 11/15/24	1,210,000	1,322,591

NY New York City	Series 1997 A,
	7.000% 08/01/07	595,000	597,945
	Series 1997 H, 6.000% 08/01/17	485,000	491,383

TX Dallas County Flood Control District	Series 2002,
	7.250% 04/01/32	1,000,000	1,062,560

TX Irving Independent School District	Series 1997, Guarantor: PSFG
	(a) 02/15/18	1,000,000	629,460

	Local General Obligations Total		9,207,510

Special Non-Property Tax – 6.1%
CA San Diego Redevelopment Agency	Series 2001, Insured: FSA:
	(a) 09/01/19	1,910,000	1,122,029
	(a) 09/01/22	1,910,000	967,511

IL Bolingbrook	Sales Tax Revenue, Series 2005,
	(d) 01/01/24 (6.250% 01/01/08)	750,000	749,625

IL Metropolitan Pier & Exposition Authority	Series 1993 A, Insured: FGIC
	(a) 06/15/16	10,000,000	6,810,600

KS Wyandotte County	Series 2005 B,
	5.000% 12/01/20	325,000	336,141
	Series 2006, 4.875% 10/01/28	790,000	783,119

NJ Economic Development Authority	Cigarette Tax, Series 2004:
	5.500% 06/15/31	150,000	158,064
	5.750% 06/15/29	1,000,000	1,074,240

PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2003 AA, Insured: MBIA
	5.500% 07/01/18	500,000	563,255

	Special Non-Property Tax Total		12,564,584

Special Property Tax – 10.7%
CA Carson Improvement Bond Act 1915	Series 1992,
	7.375% 09/02/22	35,000	35,312

CA Huntington Beach Community Facilities District	Series 2001-1,
	6.450% 09/01/31	750,000	801,030

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Property Tax (continued)
CA Lincoln Community Facilities District No. 2003-1	Series 2004, 5.900% 09/01/24	455,000	513,436

CA Oakdale Public Financing Authority	Central City Redevelopment Project, Series 2004,
	5.375% 06/01/33	1,375,000	1,434,812

CA Orange County Improvement Bond Act 1915	Phase IV, No. 01-1-B, Series 2003,
	5.750% 09/02/33	500,000	515,565

CA Placer Unified High School District	Series 2000 A, Insured: FGIC
	(a) 08/01/19	1,700,000	1,003,493

CA Redwood City Community Facilities District No. 1	Series 2003 B, 5.950% 09/01/28	600,000	623,982

CA Temecula Valley Unified School District No. 1	Series 2003, 6.125% 09/01/33	400,000	408,736

FL Ave Maria Stewardship Community District	Series 2006 A, 5.125% 05/01/38	350,000	341,915

FL Celebration Community Development District	Series 2003 A, 6.400% 05/01/34	965,000	1,035,387

FL Channing Park Development District	Series 2007, 5.300% 05/01/38	600,000	578,262

FL Colonial Country Club Community Development District	Series 2003, 6.400% 05/01/33	715,000	770,942

FL Double Branch Community Development District	Series 2002 A, 6.700% 05/01/34	670,000	739,452

FL Islands at Doral Southwest Community Development District	Series 2003, 6.375% 05/01/35	375,000	406,665

FL Lexington Oaks Community Development District	Series 1998 A,
	6.125% 05/01/19	325,000	325,985
	Series 2000 A, 7.200% 05/01/30	270,000	277,263
	Series 2002 A, 6.700% 05/01/33	250,000	271,937

FL Oakmont Grove Community Development District	Series 2007 A,
	5.400% 05/01/38	500,000	489,235

FL Orlando	Conroy Road Interchange, Series 1998 A:
	5.500% 05/01/10	100,000	100,821
	5.800% 05/01/26	300,000	305,022

FL Sarasota National Community Development	Series 2003,
	5.300% 05/01/39	1,200,000	1,168,428

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Property Tax (continued)
FL Seven Oaks Community Development District II	Series 2004 A,
	5.875% 05/01/35	275,000	281,792
	Series 2004 B, 5.000% 05/01/09	650,000	648,687

FL Stoneybrook Community Development District	Series 1998 A,
	6.100% 05/01/19	275,000	275,806

FL Sweetwater Creek Community Development District	Series 2007 A,
	5.500% 05/01/38	300,000	299,274

FL West Villages Improvement District	Series 2006,
	5.500% 05/01/37	750,000	741,277

FL Westchester Community Development District No. 1	Series 2003,
	6.125% 05/01/35	425,000	445,532

FL Westridge Community Development District	Series 2005,
	5.800% 05/01/37	1,250,000	1,255,150

GA Atlanta	Series 2005 A, AMT, 5.625% 01/01/16	600,000	617,100

IL Annawan Tax Increment Revenue	Patriot Renewable Fuels LLC, Series 2007, 5.625% 01/01/18	450,000	447,327

IL Chicago	Pilsen Redevelopment, Series 2004 B, 6.750% 06/01/22	450,000	485,244

IL Du Page County Special Service Area No. 31	Series 2006, 5.625% 03/01/36	250,000	260,393

IL Lincolnshire Special Services Area No. 1	Sedgebrook Project, Series 2004, 6.250% 03/01/34	500,000	526,825

IL Plano Special Service Area No. 4	Series 2005 5-B, 6.000% 03/01/35	2,000,000	2,007,100

IL Volo Village Special Service Area No. 3	Series 2006-1, 6.000% 03/01/36	750,000	764,190

IN Portage	Series 2006, 5.000% 07/15/23	300,000	304,596

MI Pontiac Tax Increment Finance Authority	Development Area No. 3, Series 2002, 6.375% 06/01/31	550,000	583,324

	Special Property Tax Total		22,091,297

State Appropriated – 2.8%
CA Public Works Board	Department of Mental Health, Coalinga State Hospital, Series 2004 A, 5.500% 06/01/19	1,000,000	1,089,910

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
State Appropriated (continued)
LA Military Department	Custody Receipts, Series 2006, 5.000% 08/01/24	1,500,000	1,547,775

NY Urban Development Corp.	Series 1995, 5.875% 01/01/21	1,000,000	1,159,600

PR Commonwealth of Puerto Rico Public Finance Corp.	Series 2002 E, 6.000% 08/01/26	1,645,000	1,940,672

	State Appropriated Total		5,737,957

State General Obligations – 0.2%
CA State	Series 2003, 5.250% 02/01/23	380,000	418,992

	State General Obligations Total		418,992

Tax-Backed Total			52,238,344

Transportation – 7.2%
Air Transportation – 4.1%
CA Los Angeles Regional Airports Improvement Corp.	LAXfuel Corp., Series 2001, AMT, Insured: AMBAC
	5.250% 01/01/23	750,000	772,095

CO Denver City & County Airport	United Air Lines, Inc., Series 1992 A, AMT,
	6.875% 10/01/32	1,000,000	1,027,680

FL Capital Trust Agency	Air Cargo-Orlando, Series 2003, AMT,
	6.750% 01/01/32	500,000	536,985

IN Indianapolis Airport Authority	Fed Ex Corp., Series 2004, AMT,
	5.100% 01/15/17	250,000	260,883

NC Charlotte/Douglas International Airport	US Airways, Inc.: Series 1998, AMT,
	5.600% 07/01/27	250,000	254,283
	Series 2000, AMT, 7.750% 02/01/28	750,000	808,365

NJ Economic Development Authority	Continental Airlines, Inc.: Series 1999, AMT, 6.250% 09/15/29	485,000	501,553
	Series 2003, AMT, 9.000% 06/01/33	750,000	923,647

NY New York City Industrial Development Agency	American Airlines, Inc., Series 2005, AMT, 7.750% 08/01/31	500,000	600,500
	Terminal One Group Association LP, Series 2005, AMT,
	5.500% 01/01/21	750,000	805,087

TX Dallas-Fort Worth International Airport	American Airlines, Inc., Series 2000 A, AMT,
	9.000% 05/01/29	1,000,000	1,224,750

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Transportation (continued)
Air Transportation (continued)
TX Houston Industrial Development Corp.	United Parcel Service, Series 2002, AMT,
	6.000% 03/01/23	675,000	710,053

	Air Transportation Total		8,425,881

Toll Facilities – 2.6%
CO E-470 Public Highway Authority	Series 2000 B, Insured: MBIA
	(a) 09/01/18	3,000,000	1,847,280

CO Northwest Parkway Public Highway Authority	Series 2001 D,
	7.125% 06/15/41	1,250,000	1,342,562

VA Richmond Metropolitan Authority	Series 1998, Insured: FGIC
	5.250% 07/15/22	2,000,000	2,228,460

	Toll Facilities Total		5,418,302

Transportation – 0.5%
NV Department of Business & Industry	Las Vegas Monorail Co., Series 2000,
	7.375% 01/01/40	1,000,000	1,049,440

	Transportation Total		1,049,440

Transportation Total			14,893,623

Utilities – 16.1%
Independent Power Producers – 2.4%
NY Port Authority of New York & New Jersey	KIAC Partners, Series 1996 IV, AMT,
	6.750% 10/01/11	2,000,000	2,030,720

NY Suffolk County Industrial Development Agency	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT, 5.500% 01/01/23	550,000	545,435

OR Western Generation Agency	Series 2006 A,
	5.000% 01/01/21	500,000	508,700

PA Carbon County Industrial Development Authority	Panther Creek Partners, Series 2000, AMT,
	6.650% 05/01/10	180,000	187,688

PA Economic Development Financing Authority	Northampton Generating, Series 1994 A, AMT,
	6.500% 01/01/13	1,000,000	1,008,780

PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities	AES Project, Series 2000, AMT, 6.625% 06/01/26	645,000	695,561

	Independent Power Producers Total		4,976,884

Investor Owned – 9.2%
AZ Pima County Industrial Development Authority	Tucson Electric Power Co., Series 1997 A, AMT,
	6.100% 09/01/25	750,000	752,730

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Investor Owned (continued)
CA Chula Vista Industrial Development Authority	San Diego Gas & Electric Co., Series 1996 B, AMT,
	5.500% 12/01/21	625,000	679,219

FL Polk County Industrial Development Authority	Tampa Electric Co., Series 1996, AMT,
	5.850% 12/01/30	1,200,000	1,223,988

IL Bryant	Central Illinois Light Co., Series 1993,
	5.900% 08/01/23	2,650,000	2,669,875

LA Calcasieu Parish Industrial Development Board	Entergy Gulf States, Inc., Series 1999,
	5.450% 07/01/10	500,000	500,055

LA West Feliciana Parish	Entergy Gulf States, Inc., Series 1999 B,
	6.600% 09/01/28	500,000	501,120

MS Business Finance Corp.	Systems Energy Resources, Inc. Project, Series 1998,
	5.875% 04/01/22	2,000,000	2,004,780

MT Forsyth	Portland General, Series 1998 A,
	5.200% 05/01/33	300,000	305,892

NH Business Finance Authority	Public Service Co., Series 2006 B, AMT,
	Insured: MBIA 4.750% 05/01/21	250,000	252,830

NV Clark County Industrial Development Authority	Nevada Power Co., Series 1995 B, AMT,
	5.900% 10/01/30	1,250,000	1,253,238

OH Air Quality Development Authority	Cleveland Electric Illuminating Co., Series 2002 A,
	6.000% 12/01/13	900,000	917,667

PA Economic Development Financing Authority	Reliant Energy, Inc., Series 2001 A, AMT,
	6.750% 12/01/36	600,000	662,418

TX Brazos River Authority	TXU Energy Co., LLC:
	Series 2001 C, AMT, 5.750% 05/01/36	280,000	286,975
	Series 2003 C, AMT, 6.750% 10/01/38	645,000	702,882

WV Pleasant County	Western Pennsylvania Power Co., Series 1999 E, AMT,
	Insured: AMBAC 5.500% 04/01/29	4,750,000	4,901,762

WY Campbell County	Black Hills Power, Inc., Series 2004,
	5.350% 10/01/24	1,250,000	1,302,675

	Investor Owned Total		18,918,106

Joint Power Authority – 0.4%
NC Eastern Municipal Power Agency	Series 1999 D,
	6.700% 01/01/19	500,000	534,005

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Joint Power Authority (continued)
	Series 2003 F, 5.500% 01/01/16	285,000	302,676

	Joint Power Authority Total		836,681

Municipal Electric – 2.8%
PR Commonwealth of Puerto Rico Electric Power Authority	Series 1998 II, Insured: FSA
	5.125% 07/01/26	2,000,000	2,135,040

WA Chelan County Public Utility District No. 1	Columbia River Rock Hydroelectric, Series 1997, Insured: MBIA (a) 06/01/14	5,000,000	3,742,850

	Municipal Electric Total		5,877,890

Water & Sewer – 1.3%
AZ Surprise Municipal Property Corp.	Series 2007, 4.900% 04/01/32	800,000	789,312

Guam Government Waterworks Authority	Series 2005, 5.875% 07/01/35	1,125,000	1,198,518

MS V Lakes Utility District	Series 1994, 8.250% 07/15/24(e)	480,000	288,000

NH Industrial Development Authority	Pennichuck Water Works, Inc., Series 1988, AMT, 7.500% 07/01/18	375,000	418,009

	Water & Sewer Total		2,693,839

Utilities Total			33,303,400
	Total Municipal Bonds (Cost of $302,840,781)		314,545,142

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Municipal Preferred Stocks – 3.1%

		Par ($)	Value ($)
Housing – 3.1%
Multi-Family – 3.1%
Charter Mac Equity Issuer Trust	AMT, 6.300% 04/30/19 (f)	1,000,000	1,111,680
	Series 1999, AMT, 6.625% 06/30/09 (f)	2,000,000	2,085,420

GMAC Municipal Mortgage Trust	AMT, 5.600% 10/31/39 (f)	1,000,000	1,046,990

Munimae TE Bond Subsidiary LLC	Series 2000 B, AMT, 7.750% 06/30/50 (f)	2,000,000	2,191,000

	Multi-Family Total		6,435,090

Housing Total			6,435,090
	Total Municipal Preferred Stocks (Cost of $6,000,000)		6,435,090

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	6,839	6,839

	Total Investment Company (Cost of $6,839)		6,839

		Par ($)
Short-Term Obligations – 0.8%
Variable Rate Demand Notes (i) – 0.8%
FL Pinellas County Health Facility Authority	All Childrens Hospital, Series 1985, Insured: AMBAC, SPA: Wachovia Bank N.A. 3.900% 12/01/15	300,000	300,000

NE Lancaster County Hospital Authority No. 1	Bryanlgh Medical Center, Series 2002, SPA: U.S. Bank N.A. 3.900% 06/01/18	600,000	600,000

WI Health & Educational Facilities Authority	Gundersen Clinic Ltd., Series 2000 A, Insured: FSA, SPA: Dexia Credit Local 3.900% 12/01/15	100,000	100,000

WY Sweetwater County	Pacificorp Project, Series 1988 B, LOC: Barclays Bank PLC 3.870% 01/01/14	100,000	100,000

WY Uinta County	Chevron Corp., Series 1993, 3.900% 08/15/20	600,000	600,000

	Variable Rate Demand Notes Total		1,700,000

	Total Short-Term Obligations (Cost of $1,700,000)		1,700,000

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Value ($)

Total Investments – 156.2% (Cost of $310,547,620)(j)	322,687,071

Auction Preferred Shares at Redemption Value – (58.1)%	(120,000,000)
Other Assets & Liabilities, Net – 1.9%	3,844,677

Net Assets – 100.0%	206,531,748

Notes to Investment Portfolio:

(a)	Zero coupon bond.

(b)	Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At May 31, 2007, the value of this security represents 0.6% of net assets.

Additional information on this restricted security is as follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority, Crossroads School for Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	$1,230,000

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2007, the value of these securities was $940,069, which represents 0.5% of net assets.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing at this rate.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued. At May 31, 2007, the value of these securities amounted to $905,931, which represents 0.4% of net assets.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid, except as shown in the table below, amounted to $8,816,913, which represents 4.3% of net assets.

Security	Acquisition Date	Par	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$546,075	$556,951	$541,526

(g)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)	A portion of this security with a market value of $717,827 is pledged as collateral for open futures contracts.

(i)	Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at May 31, 2007.

(j)	Cost for federal income tax purposes is $310,283,777.

At May 31, 2007, the Trust held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	136	$14,469,125	$14,688,622	Jun-2007	$219,497

At May 31, 2007, the Trust held the following interest rate swap contract:

Notional Amount	Effective Date	Expiration Date	Counter- party	Receive (Pay)	Fixed Rate	Variable Rate	Unrealized Appreciation
$15,000,000	05/07/07	08/09/07	JPMorgan Chase Bank	Pay	3.669%	BMA Index	$193,987

At May 31, 2007, the Trust had sufficient cash and/or liquid securities to cover any commitments under these derivative contracts and delayed delivery settlements.

See Accompanying Notes to Financial Statements.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

At May 31, 2007, the composition of the investment portfolio by revenue source is as follows:

	% of Net Assets
Health Care	46.7
Tax-Backed	25.3
Other	23.7
Utilities	16.1
Housing	18.1
Industrials	7.6
Transportation	7.2
Education	4.1
Other Revenue	4.0
Resource Recovery	2.6

	155.4
Investment Company	0.0	*
Short-Term Obligations	0.8
Auction Preferred Shares at Redemption Value	(58.1)
Other Assets & Liabilities, Net	1.9

	100.0

* Rounds to less than 0.1%

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
LOC	Letter of Credit
SPA	Stand- by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

		($)
Assets	Investments, at cost	310,547,620

	Investments, at value	322,687,071
	Cash	68,996
	Net unrealized appreciation on swap contracts	193,987
	Receivable for:
	Interest	4,863,276
	Futures variation margin	14,875
	Deferred Trustees’ compensation plan	32,299

	Total Assets	327,860,504

Liabilities	Payable for:
	Distributions — common shares	937,641
	Distributions — preferred shares	18,987
	Investment advisory fee	207,151
	Pricing and bookkeeping fees	24,611
	Trustees’ fees	2,558
	Custody fee	2,507
	Chief compliance officer expenses	1,287
	Deferred Trustees’ compensation plan	32,299
	Other liabilities	101,715

	Total Liabilities	1,328,756

Auction Preferred Shares	4,800 shares issued and outstanding at $25,000 per share	120,000,000

	Net Assets Applicable to Common Shares	206,531,748

Composition of Net Assets Applicable to Common Shares	Paid-in capital — common shares	256,732,232
	Overdistributed net investment income	(514,473)
	Accumulated net realized loss	(62,238,946)
	Net unrealized appreciation on:
	Investments	12,139,451
	Swap contracts	193,987
	Futures contracts	219,497

	Net assets at value applicable to 31,254,712 common shares of beneficial interest outstanding	206,531,748

	Net asset value per common share	6.61

See Accompanying Notes to Financial Statements.

Statement of Operations – Colonial High Income Municipal Trust

For the Six Months Ended May 31, 2007 (Unaudited)

		($)
Investment Income	Interest	9,479,343
	Dividends	2,065

	Total Investment Income	9,481,408

Expenses	Investment advisory fee	1,228,647
	Transfer agent fee	26,232
	Pricing and bookkeeping fees	65,841
	Trustees’ fees	11,606
	Preferred shares remarketing commissions	149,760
	Custody fee	6,006
	Chief compliance officer expenses	3,831
	Other expenses	83,450

	Total Operating Expenses	1,575,373

	Custody earnings credit	(2,200)

	Net Expenses	1,573,173

	Net Investment Income	7,908,235

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts	Net realized gain on:
	Investments	1,140,851
	Futures contracts	130,022

	Net realized gain	1,270,873

	Net change in unrealized appreciation (depreciation) on:
	Investments	(4,812,707)
	Swap contracts	315,253
	Futures contracts	283,689

	Net change in unrealized depreciation	(4,213,765)

	Net Loss	(2,942,892)

	Net Increase Resulting from Operations	4,965,343

Less Distributions Declared to Preferred Shareholders	From net investment income	(2,169,881)

	Net Increase Resulting from Operations Applicable to Common Shares	2,795,462

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Colonial High Income Municipal Trust

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended May 31, 2007 ($)	Year Ended November 30, 2006 ($)
Operations	Net investment income	7,908,235	16,336,077
	Net realized gain (loss) on investments and futures contracts	1,270,873	(9,582,068)
	Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	(4,213,765)	17,876,307

	Net Increase Resulting from Operations	4,965,343	24,630,316
Less Distributions Declared to Preferred Shareholders	From net investment income	(2,169,881)	(4,016,026)

	Increase Resulting from Operations Applicable to Common Shares	2,795,462	20,614,290

Less Distributions Declared to Common Shareholders	From net investment income:	(6,560,992)	(12,546,482)

Share Transactions	Distributions reinvested	149,558	413,954

	Net Increase in Net Assets Applicable to Common Shares	(3,615,972)	8,481,762

Net Assets Applicable to Common Shares	Beginning of period	210,147,720	201,665,958
	End of period (including undistributed (overdistributed) net investment income of $(514,473) and $308,165, respectively)	206,531,748	210,147,720

Number of Trust Shares	Common Shares
	Issued for distributions reinvested	22,464	63,225

	Outstanding at:
	Beginning of period	31,232,248	31,169,023
	End of period	31,254,712	31,232,248

	Preferred Shares
	Outstanding at end of period	4,800	4,800

See Accompanying Notes to Financial Statements.

Financial Highlights – Colonial High Income Municipal Trust

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Month Ended May 31, 2007		Year Ended November 30,
			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$6.73		$6.47	$6.39	$6.57	$6.52	$6.93

Income from Investment Operations:
Net investment income (a)	0.25		0.52	0.53	0.52	0.54	0.57
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.09)		0.27	0.09	(0.18)	0.04	(0.42)

Total from Investment Operations	0.16		0.79	0.62	0.34	0.58	0.15

Less Common Shares Equivalent of Distributions Declared to Preferred Shareholders:
From net investment income	(0.07)		(0.13)	(0.08)	(0.04)	(0.04)	(0.06)

Total from Investment Operations Applicable to Common Shareholders	0.09		0.66	0.54	0.30	0.54	0.09

Less Distributions Declared to Common Shareholders:
From net investment income	(0.21)		(0.40)	(0.46)	(0.48)	(0.49)	(0.50)

Net Asset Value, End of Period	$6.61		$6.73	$6.47	$6.39	$6.57	$6.52

Market price per share — common shares	$6.69		$6.62	$6.42	$6.43	$6.45	$6.26

Total return — based on market value — common shares (b)	4.34	%(c)	9.63%	7.18%	7.44%	11.17%	5.81%

Ratios to Average Net Assets/Supplemental Data:
Expenses (d)(e)	1.51	%(f)	1.54%	1.55%	1.58%	1.54%	1.49%
Net investment income before preferred stock dividend (d)(e)	7.61	%(f)	7.97%	8.17%	8.04%	8.30%	8.36%
Net investment income after preferred stock dividend (d)(e)	5.10	%(f)	6.01%	6.88%	7.39%	7.72%	7.53%
Portfolio turnover rate	17	%(c)	32%	15%	13%	14%	15%
Net assets, end of period (000's) — common shares	$206,532		$210,148	$201,666	$199,098	$204,506	$202,765

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(c)	Not annualized.

(d)	The benefits derived from custody credits had an impact of less than 0.01%.

(e)	Ratios reflect average net assets available to common shares only.

(f)	Annualized.

See Accompanying Notes to Financial Statements.

Asset Coverage Requirements – Colonial High Income Municipal Trust

	Total Amount of Auction Preferred Shares Outstanding	Asset Coverage Per Share*	Involuntary Liquidating Preference Per Share**	Average Market Value Per Share
05/31/07***	$120,000,000	$68,027	$25,004	$25,000
11/30/06	120,000,000	68,781	25,004	25,000
11/30/05	120,000,000	67,014	25,009	25,000
11/30/04	120,000,000	66,479	25,008	25,000
11/30/03	120,000,000	67,605	25,003	25,000
11/30/02	120,000,000	67,243	25,002	25,000

*	Calculated by subtracting the Trust's total liabilities from the Trust's total assets and dividing the amount by the number of Auction Preferred Shares outstanding.
**	Includes accrued but unpaid distributions to Auction Preferred Shareholders.
***	Unaudited

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Note 1. Organization

Colonial High Income Municipal Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company. Effective June 29, 2007, the Trust’s name changed to MFS High Income Municipal Trust.

Investment Goal

The Trust seeks to provide high current income, generally exempt from federal income taxes. The Trust’s secondary goal is to seek total return.

Trust Shares

The Trust may issue an unlimited number of common shares. On August 26, 1999, the Trust issued 4,800 Auction Preferred Shares (“APS”).

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements for the six months ended May 31, 2007.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Trust’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Trust may invest in futures contracts to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying assets. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by the Trust’s investment advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

Swap Contracts

The Trust may engage in swap transactions such as interest rate and total return swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Trust had invested directly in the asset that yielded the desired return.

Swaps involve the exchange by a Trust with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Trust’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Trust will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Trust will succeed in pursuing contractual remedies. The Trust thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date.

Federal Income Tax Status

The Trust intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date and are generally declared and paid monthly. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2007, was 3.85% for Series T and 3.85% for Series W. For the six months ended May 31, 2007, the Trust declared dividends to Auction

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Preferred shareholders amounting to $2,169,881, representing an average dividend rate of 3.63% per APS on an annualized basis.

Indemnification

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown because this would involve future claims against the Trust. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Trust expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

For the year ended November 30, 2006, permanent book and tax basis differences resulted primarily from differing treatments for discount accretion/premium amortization on debt securities.

The tax character of distributions paid during the year ended November 30, 2006 was as follows:

Distributions paid from:
Tax-Exempt Income	$16,446,102
Ordinary Income*	116,406

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$1,571,770	$—	$17,209,165

*	The differences between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$18,443,099
Unrealized depreciation	(6,039,805)
Net unrealized appreciation	$12,403,294

The following capital loss carryforwards, determined as of November 30, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$3,941,668
2008	14,340,573
2009	4,198,716
2010	12,980,738
2011	4,761,736
2012	4,055,363
2014	9,352,747
Total	$53,631,541

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2006, post-October capital losses of $893,924 attributed to security transactions were deferred to December 1, 2006.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the Trust, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the Trust’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), was the investment advisor to the Trust and provided administrative and other services for the six months ended May 31, 2007. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Trust’s average weekly net assets, including assets applicable to the APS.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Trust. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Trust. Under the State Street Agreements, the Trust pays State Street an annual fee of $38,000 paid monthly. In addition, the Trust pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Trust for the month. The aggregate fee may not exceed $140,000 per year (exclusive of out-of-pocket fees and charges). The Trust also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Trust entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Trust expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Trust reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Trust expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Trust also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Trust’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended May 31, 2007, the total amount paid and payable to affiliates by the Trust under these agreements were $13,573 and $1,518 respectively.

For the six months ended May 31, 2007, the annualized effective pricing and bookkeeping fee rate for the Trust, inclusive of out-of-pocket expenses, was 0.040% of the Trust’s average daily net assets.

Custody Credits

During the period covered by this report, the Trust had an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits were recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Trust during the period covered by this report were employees of Columbia or its affiliates and, with

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

the exception of the Trust’s Chief Compliance Officer, received no compensation from the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other funds managed by Columbia pays a pro-rata share of the expenses associated with the Chief Compliance Officer. During the period covered by this report, the Trust’s expenses for the Chief Compliance Officer may not exceed $15,000 per year.

The Trust’s former Trustees participated in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust’s assets.

Note 5. Portfolio Information

For the six months ended May 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $55,302,131 and $56,263,100, respectively.

Note 6. Preferred Shares

The Trust currently has outstanding 4,800 APS (2,400 shares each of Series T and Series W). The APS have a liquidation preference of $25,000 per APS plus accumulated but unpaid dividends and have certain class specific preferences over the common shares. The dividend rate on the APS is set, typically every seven days, through an auction process. Dividends on the APS are cumulative. Each holder of the APS is entitled to one vote per APS. Unless otherwise required by law or under the terms of the bylaws, each holder of APS has the same voting rights as common shareholders and will vote together with common shareholders as a single class. The holders of APS, voting as a separate class, have the right to: (a) elect at least two Trustees, (b) elect a majority of the Trustees at any time when dividends on the APS are due and unpaid for two full years, and (c) vote on certain matters affecting the rights of the APS.

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS agreement and in accordance with the guidelines prescribed by the APS’ rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2007, there were no such restrictions on the Trust.

Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Trust holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Trust’s insurers is rated Aaa by Moody’s Investors Service, Inc. At May 31, 2007, investments supported by private insurers did not represent greater than 5% of the total investments of the Trust.

Geographic Concentration

The Trust had greater than 5% of its total investments at May 31, 2007 invested in debt obligations issued by the states of California, Colorado, Florida and Illinois, and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is less concentrated.

Tax Development Risk

The Trust purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax.

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. Shareholders of the Trust may be required to file amended tax returns as a result.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and

Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC

Colonial High Income Municipal Trust

May 31, 2007 (Unaudited)

Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds’ adviser and/or its affiliates, including payment of plaintiffs’ attorneys’ fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 8. Subsequent Event

On April 10, 2007, Columbia entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Trust to MFS (such transaction, the “Sale”). At the annual meeting of the shareholders of the Trust held in June 2007, the shareholders, among other things, approved a new advisory agreement between MFS and the Trust and elected twelve new Trustees. Upon the Closing of the Sale on June 29, 2007 (the “Closing”), the existing advisory agreement between Columbia and the Trust was terminated, the Trust was removed from the existing service agreements among the Trust, Columbia and certain affiliated funds, and new agreements between: (a) MFS and the Trust (for investment advisory and administrative services); (b)

State Street Bank and the Trust (for custody, fund accounting and securities lending services); and (c) Computershare, Trust Company, N.A. and the Trust (for transfer agency services) became effective. Also upon the Closing: (i) the Trust changed its name to MFS High Income Municipal Trust; and (ii) the then-serving Trustees and officers of the Trust resigned and the newly elected Trustees and newly appointed officers took office. On June 29, 2007, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm for the Trust. During the two most recent fiscal years, PwC’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the two most recent fiscal years and through June 29, 2007, there were no disagreements between the Trust and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such years. Effective June 29, 2007, Ernst & Young LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the Trust for the fiscal year ended November 30, 2007.

Dividend Reinvestment Plan – Colonial High Income Municipal Trust

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by Computershare (the “Plan Agent”), as agent under the Trust’s Dividend Reinvestment Plan (the “Plan”). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, participants in the Plan will be issued shares through the Plan at a price exceeding net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant’s account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder’s notice of election to participate in or withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to Plan participants. Contact the Plan Agent for more information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare Trust Company, N.A. by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-637-2304.

Board Consideration and Approval of Investment Advisory Agreement

On April 10, 2007, Columbia Management Advisors, LLC (“Columbia”) entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Trust and the other closed-end funds managed by Columbia (the “Colonial Closed-End Funds”) to MFS (such transaction, the “Sale”). Upon the closing of the transaction (the “Closing”) on June 29, 2007, MFS became the investment adviser to the Trust. Because the then-existing investment advisory agreements (the “Previous Advisory Agreements”) were to terminate upon the Closing, shareholder approval of new investment advisory agreements with MFS (“New Advisory Agreements”) was required. Shareholders of each Colonial Closed-End Fund approved the New Advisory Agreements at the annual meeting of shareholders on June 22, 2007.

The Advisory Fees and Expenses Committee of the Board reviewed each of the New Advisory Agreements and determined to recommend that the full Board approve those agreements.

The Board received and reviewed, in advance of their meeting on April 10, 2007, all materials that they, their legal counsel or MFS, the Colonial Closed-End Funds’ proposed investment adviser, believed to be reasonably necessary for the Board to evaluate and to determine whether to approve the New Advisory Agreements. Those materials included, among other items, (i) information on the investment performance of funds advised by MFS relative to the performance of peer groups and performance benchmarks, (ii) information on each Colonial Closed-End Fund’s anticipated investment advisory fees and other expenses, including, for certain of the Colonial Closed-End Funds, information about anticipated expense caps and fee waivers, (iii) information about the anticipated profitability of the New Advisory Agreements to MFS, and potential “fall-out” or ancillary benefits that MFS and its affiliates may receive as a result of their relationships with the Colonial Closed-End Funds and (iv) additional information provided by MFS in response to a request of independent legal counsel to the Independent Trustees. The Board also met with representatives of MFS and considered other information such as (v) MFS’ financial condition, (vi) each Colonial Closed-End Fund’s investment objective and strategies and the size, education and experience of the portfolio management staff MFS proposes to manage the Colonial Closed-End Funds, (vii) the anticipated use by MFS of “soft” commission dollars to pay for research products and services, and (viii) MFS’ resources to be devoted to the Colonial Closed-End Funds’ investment policies and restrictions, and MFS’ policies on personal securities transactions and other compliance policies.

The Board had the opportunity to ask questions of, and to request additional materials from, MFS and to consult in executive session with independent legal counsel to the Independent Trustees.

In considering whether to approve the New Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative, and each trustee weighed various factors as he or she deemed appropriate. The Board considered the following matters in connection with their approval of the New Advisory Agreements:

The nature, extent and quality of the services to be provided to the Colonial Closed-End Funds under the New Advisory Agreements. The Board considered the nature, extent and quality of the services to be provided by MFS and its affiliates to the Colonial Closed-End Funds and the resources to be dedicated to the Colonial Closed-End Funds by MFS and its affiliates. Among other things, the Board considered (i) MFS’s ability, including its resources, reputation and other attributes, to attract and retain highly qualified research, investment advisory and supervisory investment professionals; (ii) the portfolio management services to be provided by those investment professionals; and (iii) that the services to be provided under the New Advisory Agreements and a new administrative services agreement with MFS (the “Administrative Services Agreement”) were comparable to the services provided under the Current Advisory Agreements and other administrative agreements. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding the New Advisory Agreements, that the nature, extent and quality of services provided supported the approval of each of the New Advisory Agreements.

Investment performance of funds advised by MFS. The Board reviewed information about the performance of various funds advised by MFS over various time periods, including information prepared by MFS showing that the performance of such funds generally compared favorably to the performance of peer groups and performance benchmarks. The Board also considered MFS’ reputation generally and MFS’ commitment to the business of managing closed-end funds, including its experience managing the six closed-end funds currently managed by MFS. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each New Advisory Agreement, that the performance of MFS was sufficient, in light of other considerations, to warrant the approval of each of the New Advisory Agreements.

The costs of the services to be provided and the profits to be realized by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board considered the fees to be charged to the Colonial Closed-End Funds for investment advisory services as well as the anticipated total expense levels of the Colonial Closed-End Funds. The Board considered information about the investment advisory fees charged by MFS to a closed-end fund, which were comparable to, and to institutional clients, which were generally lower than, the investment advisory fees under the New Advisory Agreements, and the scope of services provided to such clients relative to the scope of services to be provided under the New Advisory Agreements. In evaluating each Colonial Closed-End Fund’s anticipated investment advisory fees, the Board took into account the fact that the investment advisory fee rates included in the New Advisory Agreements were the same as those included in the Current Advisory Agreements. The Board also took into account the demands and complexity of the investment management of the Colonial Closed End Funds. The Board considered the expense reductions that MFS anticipated would result from the shift to the group of service providers currently employed for transfer agency, fund accounting and custody services by funds advised by MFS.

The Board also considered the compensation to be received directly or indirectly by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board reviewed information provided by MFS regarding the estimated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Board also considered court cases in which investment adviser profitability was an issue in whole or in part, the performance of funds advised by MFS, the anticipated expense levels of the Colonial Closed-End Funds and the extent to which MFS would implement expense caps for the Colonial Closed-End Funds. After reviewing the foregoing and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the investment advisory fees to be charged to each Colonial Closed-End Fund were fair and reasonable, and that the anticipated costs of the investment advisory services generally, and the related anticipated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, supported the approval of the New Advisory Agreements.

Economies of Scale. The Board considered the potential existence of economies of scale in the provision of services by MFS to each Colonial Closed-End Fund and whether those economies would be shared with the Colonial Closed-End Fund through breakpoints in the investment advisory fees or other means, such as expense caps. The Board noted that several of the Colonial Closed-End Funds benefited from fee waivers, expense caps or both prior to the Sale, and that those Colonial Closed-End Funds were expected to continue to so benefit. In considering the issues above, the Board also took note of the expected profitability to MFS and its affiliates of their proposed relationships with the Colonial Closed-End Funds, as discussed above. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the extent to which economies of scale were expected to be shared with the Colonial Closed-End Funds supported the approval of each of the New Advisory Agreements.

Other Factors. The Board also considered other factors, which included but were not limited to the following:

■	the compliance programs of MFS and the compliance-related resources that MFS and its affiliates would provide to the Colonial Closed-End Funds.

■

the nature, quality, estimated cost and extent of administrative and shareholder services to be performed by MFS and its affiliates, both under the New Advisory Agreements and under separate agreements for the provision of administrative services.

■

so-called “fall-out benefits” to MFS, such as the engagement of its affiliates to provide services to the Colonial Closed-End Funds, as well as possible conflicts of interest associated with those fall-out and other benefits.

Based on its evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, approved each of the New Advisory Agreements.

Shareholder Meeting Results

Results of the annual meeting of shareholders

On June 22, 2007, the Annual Meeting of Shareholders of the Trust (the “Meeting”) was held to consider the following proposals: (i) the approval of a new investment advisory agreement with Massachusetts Financial Services Company, Inc. (“MFS”); (ii) the election of trustees to take office after the Closing; and (iii) the re-election of current trustees whose term of office was to expire in 2007. The Board of Trustees of the Trust withdrew a proposal to approve an amended and restated declaration of trust because of a technical error in the form of declaration of trust included in the proxy statement for the Meeting. On April 10, 2007, the record date for the Meeting, the Trust had 31,243,761 common shares and 4,800 preferred shares outstanding. The votes cast were as follows:

Approval of New Investment Advisory Agreement with MFS

The shareholders approved the proposed investment advisory agreement as follows:

For	Against	Abstain	Non-Votes
16,580,909	644,143	760,967	4,963,413

Election of Trustees to Take Office upon the Closing

The shareholders elected the following Trustees whose term of office commenced upon the Closing:

	For	Withheld
Robert E. Butler	21,872,380	1,080,587
Lawrence H. Cohn	21,878,233	1,074,734
David H. Gunning	21,869,380	1,083,587
William R. Gutow	21,887,680	1,065,287
Michael Hegarty	21,870,380	1,082,587
Robert J. Manning	21,886,915	1,066,052
Lawrence T. Perera	21,863,870	1,089,097
Robert C. Pozen	21,876,878	1,076,089
Dale Sherratt	21,868,388	1,084,579
Robert W. Uek	21,884,030	1,068,937

The holders of preferred shares elected the following Trustees whose term of office commenced upon the Closing:

	For	Withheld
J. Atwood Ives	4,168	74
Laurie J. Thomsen	4,168	74

The twelve Trustees elected under this proposal took office on June 29, 2007.

Re-Election of Trustees

The shareholders re-elected the following Trustees whose term of office was to expire in 2007:

	For	Withheld
William E. Mayer	21,761,155	1,191,811
Charles R. Nelson	21,884,628	1,064,096
Thomas C. Theobald	21,868,054	1,084,912

The holders of preferred shares re-elected the following Trustees:

	For	Withheld
Douglas A. Hacker	4,168	74
Thomas E. Stitzel	4,168	74

The terms of office of Janet Langford Kelly, Richard W. Lowry, John J. Neuhauser, Patrick J. Simpson and Anne-Lee Verville continued after the Meeting. Each of the Trustees in office prior to the Closing resigned on June 29, 2007.

Important Information About This Report – Colonial High Income Municipal Trust

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 1-800-637-2304. In addition, representatives at that number can provide shareholders information about the trust.

A description of the trust’s proxy voting policies and procedures is available (i) at www.mfs.com (in the proxy voting section); or (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.mfs.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Certifications—As required, on June 26, 2007, the trust submitted to the New York Stock Exchange (“NYSE”) the annual certification of the trust’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The trust also has included the certifications of the trust’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust’s Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

Please consider the investment objectives, risks, charges and expenses for the trust carefully before investing.

MFS®
INVESTMENT MANAGEMENT
500 Boylston Street, Boston, MA 02116

ITEM 2. CODE OF ETHICS.

Subsequent to the period covered by this report, on June 29, 2007, the Registrant amended and restated its Code of Ethics (the “Code”) as that term is defined in paragraph (b) of Item 2 of Form N-CSR. A copy of the amended and restated Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS High Income Municipal Trust (the “Fund”) is set forth below.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Gary A. Lasman	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 2002; Senior Municipal Analyst for Liberty Funds Group prior to 2002.
Geoffrey L. Schechter	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

Compensation. Portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

•

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

•

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

•

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by each of the Fund’s portfolio managers as of June 29, 2007. The following dollar ranges apply:

N. None

A. $1 - $10,000

B. $10,001 - $50,000

C. $50,001 - $100,000

D. $100,001 - $500,000

E. $500,001 - $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Gary A. Lasman	N
Geoffrey L. Schechter	N

Other Accounts. In addition to the Fund, the Fund’s portfolio managers are each responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of June 29, 2007 were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gary A. Lasman	4	$2.7 billion	0	N/A	0	N/A
Geoffrey L. Schechter	13	$7.1 billion	1	$231.5 million	0	N/A

*	Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other funds or accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund - for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Income Municipal Trust Registrant Purchases of Equity Securities*

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
12/1/06 – 12/31/06	5,637	$6.63	5,637	N/A
1/1/07 – 1/31/07	0	$0.00	0	N/A
2/1/07 – 2/28/07	5,755	$6.67	5,755	N/A
3/1/07 – 3/31/07	5,471	$6.70	5,471	N/A
4/1/07 – 4/30/07	0	$0.00	0	N/A
5/1/07 – 5/31/07	0	$0.00	0	N/A

Total	16,863	$6.67	16,863

*	Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant’s Dividend Reinvestment Plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board. Effective June 29, 2007, shareholders may mail written recommendations to MFS High Income Municipal Trust, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Mark Polebaum, Secretary of the Trust. Shareholder communications must be in writing and be signed by the shareholder and identify the Registrant. Such recommendations must be accompanied by the candidate’s biographical and occupational data (including whether the candidate would be an “interested person” of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Registrant and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting. Subsequent to the period covered by this report, on June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser and fund administrator to the Registrant. As a result of MFS’ appointment as investment adviser and fund administrator to the Registrant, the Registrant amended its internal controls over financial reporting to utilize the internal controls over financial reporting utilized by other investment management companies for which MFS provides investment advisory and fund administration services. Therefore, the internal controls over financial reporting of the Registrant prior to June 29, 2007 may materially differ from those currently utilized for the Registrant.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Not applicable.

(4)	Letter to the Securities and Exchange Commission from PricewaterhouseCoopers LLP (“PWC”) stating whether PWC agrees with the statements made by the Registrant in in the Registrant’s Form N-SAR for the period ended May 31, 2007. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 23, 2007

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 23, 2007

*	Print name and title of each signing officer under his or her signature.